SIGNIFICANT ACCOUNTING POLICIES - Basis of consolidation (Details)	12 Months Ended
Dec. 31, 2019
Pretium Exploration Inc.
Basis of consolidation
Ownership interest (in percent)	100.00%
0890696 BC Ltd.
Basis of consolidation
Ownership interest (in percent)	100.00%